DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

August 2, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Total Return Bond Fund (the “Fund”) (formerly Deutsche Total Return Bond Fund), a series of Deutsche DWS Portfolio Trust (the “Trust”) (formerly Deutsche Portfolio Trust)

(Reg. Nos. 002-13627; 811-00042)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 152 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on July 25, 2019.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President and Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.